Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2018
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures

13. Financial Instruments and Fair Value Disclosures

The carrying values of temporary cash investments, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair values of long-term bank loans approximate the recorded values, due to their variable interest rates. The fair value of the Bond (Note 7) having a fixed interest rate amounted to $97,500 as of December 31, 2018, and was determined through the Level 1 input of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements based on the quoted price of the instrument on that date as provided by the selling bank.

The Company is exposed to interest rate fluctuations associated with its variable rate borrowings. Currently, the company does not have any derivative instruments to manage such fluctuations.